Interest income and expenses, and similar accounts	12 Months Ended
Dec. 31, 2020
Disclosure of Interest income and expenses and similar accounts [Abstract]
Interest income and expenses, and similar accounts
19.	Interest income and expenses, and similar accounts

(a)	This caption is comprised of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loan portfolio	3,769,716	3,830,595	3,356,718
Impact from the modification of contractual cash flows due to the loan rescheduling schemes (*)	(134,376)	—	—
Interest on investments at fair value through other comprehensive income	769,718	723,796	761,411
Interest on investments at amortized cost	116,338	93,454	86,215
Dividends on financial instruments	103,294	74,698	61,725
Interest on due from banks and inter-bank funds	35,906	121,550	51,592
Other interest and similar income	4,371	3,123	3,621

Total	4,664,967	4,847,216	4,321,282

Interest and similar expenses
Interest and fees on deposits and obligations	(522,357)	(705,824)	(562,495)
Interest on bonds, notes and other obligations	(390,586)	(455,784)	(386,747)
Interest and fees on obligations with financial institutions	(181,675)	(175,753)	(173,740)
Deposit insurance fund fees	(56,177)	(45,199)	(40,697)
Interest on lease payments, Note 8(e)	(15,288)	(16,568)	—
Other interest and similar expenses	(26,201)	(24,835)	(13,615)

Total	(1,192,284)	(1,423,963)	(1,177,294)

(*)
For rescheduled loans, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate, thus recognizing a modification loss in the income of the period because this resulting amount has been lower than the gross carrying amount before rescheduling, see Note 30.1 (d.5).

(b)	The amounts shown in literal (a) above, include interest income and expenses calculated using the effective interest rate (EIR), which are related to the following items:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Financial assets measured at amortized cost	3,787,584	4,045,599	3,494,525
Financial assets measured at fair value through other comprehensive income	769,718	723,796	761,411

Total interest from financial assets calculated at EIR	4,557,302	4,769,395	4,255,936

Financial liabilities measured at amortized cost	1,109,906	1,353,929	1,122,982